Note 1 - Basis of Presentation and General Information (Tables)	12 Months Ended
Dec. 31, 2022
Notes Tables
Schedules of Concentration of Risk, by Risk Factor [Table Text Block]
	Year ended December 31,
Charterer	2020	2021	2022
Zim Integrated Shipping Services Ltd.	-	-	21%
Maersk Line A/S	19%	21%	21%
Sealand Maersk Asia Pte. Ltd.	-	-	21%
CMA CGM, Marseille	17%	24%	11%
Vasi Shipping Pte. Ltd., Singapore	-	15%	-
MSC Geneva	18%	-	-
New Golden Sea Shipping Pte. Ltd., Singapore	10%	-	-